UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund

Investor Class (RPIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$32	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$840,047
Number of Portfolio Holdings	621

Portfolio Turnover Rate	29.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.0%
AA Rated	9.1
A Rated	34.7
BBB Rated	24.0
BB Rated and Below	9.2
Not Rated	0.6
Reserves	7.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
People's Republic of China	6.6
U.S. Treasury Bills	4.9
United Kingdom Gilt	4.0
Government of Malaysia	3.2
Republic of Indonesia	2.9
Government of Singapore	2.2
Brazil Notas do Tesouro Nacional	2.0
Commonwealth of Australia	2.0
Bundesrepublik Deutschland Bundesanleihe	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F76-053 8/24

International Bond Fund

Investor Class (RPIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund

Advisor Class (PAIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$53	1.09%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$840,047
Number of Portfolio Holdings	621

Portfolio Turnover Rate	29.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.0%
AA Rated	9.1
A Rated	34.7
BBB Rated	24.0
BB Rated and Below	9.2
Not Rated	0.6
Reserves	7.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
People's Republic of China	6.6
U.S. Treasury Bills	4.9
United Kingdom Gilt	4.0
Government of Malaysia	3.2
Republic of Indonesia	2.9
Government of Singapore	2.2
Brazil Notas do Tesouro Nacional	2.0
Commonwealth of Australia	2.0
Bundesrepublik Deutschland Bundesanleihe	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F276-053 8/24

International Bond Fund

Advisor Class (PAIBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund

I Class (RPISX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$26	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$840,047
Number of Portfolio Holdings	621

Portfolio Turnover Rate	29.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.0%
AA Rated	9.1
A Rated	34.7
BBB Rated	24.0
BB Rated and Below	9.2
Not Rated	0.6
Reserves	7.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
People's Republic of China	6.6
U.S. Treasury Bills	4.9
United Kingdom Gilt	4.0
Government of Malaysia	3.2
Republic of Indonesia	2.9
Government of Singapore	2.2
Brazil Notas do Tesouro Nacional	2.0
Commonwealth of Australia	2.0
Bundesrepublik Deutschland Bundesanleihe	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F527-053 8/24

International Bond Fund

I Class (RPISX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

International Bond Fund

Z Class (TRLZX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$840,047
Number of Portfolio Holdings	621

Portfolio Turnover Rate	29.5%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.0%
AA Rated	9.1
A Rated	34.7
BBB Rated	24.0
BB Rated and Below	9.2
Not Rated	0.6
Reserves	7.4

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
People's Republic of China	6.6
U.S. Treasury Bills	4.9
United Kingdom Gilt	4.0
Government of Malaysia	3.2
Republic of Indonesia	2.9
Government of Singapore	2.2
Brazil Notas do Tesouro Nacional	2.0
Commonwealth of Australia	2.0
Bundesrepublik Deutschland Bundesanleihe	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1255-053 8/24

International Bond Fund

Z Class (TRLZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund
PAIBX International Bond
Fund–
.
Advisor Class
RPISX International Bond
Fund–
.
I Class
TRLZX International Bond
Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.38 $ 7.07 $ 9.03 $ 9.91 $ 9.01 $ 8.62
Investment
activities
Net investment
income
(1)(2)
0.11 0.19 0.14 0.12 0.13 0.18
Net realized and
unrealized gain/
loss (0.52) 0.30 (1.96) (0.83) 0.90 0.39
Total from
investment
activities (0.41) 0.49 (1.82) (0.71) 1.03 0.57
Distributions
Net investment
income (0.10) (0.03) (0.08) (0.12) (0.13) (0.17)
Net realized gain — — — (0.05) — (0.01)
Tax return of
capital — (0.15) (0.06) — — —
Total distributions (0.10) (0.18) (0.14) (0.17) (0.13) (0.18)
NET ASSET
VALUE
End of period $ 6.87 $ 7.38 $ 7.07 $ 9.03 $ 9.91 $ 9.01

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(5.53)% 7.09% (20.30)% (7.19)% 11.50% 6.66%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.85%
(4)
0.90% 0.86% 0.71% 0.69% 0.70%
Net expenses
after waivers/
payments by
Price Associates 0.67%
(4)
0.67% 0.67% 0.69% 0.69% 0.70%
Net investment
income 3.06%
(4)
2.69% 1.77% 1.31% 1.37% 2.07%
Portfolio turnover
rate 29.5% 68.1% 69.3% 37.9% 61.2% 26.3%
Net assets, end of
period (in millions) $206 $244 $253 $478 $843 $663
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.26 $ 7.07 $ 9.06 $ 9.93 $ 9.03 $ 8.63
Investment
activities
Net investment
income
(1)(2)
0.09 0.12 0.05 0.09 0.09 0.16
Net realized and
unrealized gain/
loss (0.50) 0.29 (1.97) (0.82) 0.91 0.39
Total from
investment
activities (0.41) 0.41 (1.92) (0.73) 1.00 0.55
Distributions
Net investment
income (0.09) (0.03) (0.05) (0.09) (0.10) (0.14)
Net realized gain — — — (0.05) — (0.01)
Tax return of
capital — (0.19) (0.02) — — —
Total distributions (0.09) (0.22) (0.07) (0.14) (0.10) (0.15)
NET ASSET
VALUE
End of period $ 6.76 $ 7.26 $ 7.07 $ 9.06 $ 9.93 $ 9.03

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
(5.70)% 6.04% (21.25)% (7.33)% 11.14% 6.47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.31%
(4)
1.79% 1.75% 0.98% 1.01% 1.00%
Net expenses
after waivers/
payments by
Price Associates 1.09%
(4)
1.65% 1.75% 0.98% 0.99% 1.00%
Net investment
income 2.67%
(4)
1.67% 0.71% 0.96% 1.02% 1.75%
Portfolio turnover
rate 29.5% 68.1% 69.3% 37.9% 61.2% 26.3%
Net assets, end
of period (in
thousands) $2,015 $2,026 $3,263 $4,780 $5,396 $5,284
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 7.40 $ 7.09 $ 9.05 $ 9.93 $ 9.03 $ 8.64
Investment
activities
Net investment
income
(1)(2)
0.11 0.20 0.15 0.13 0.14 0.20
Net realized and
unrealized gain/
loss (0.52) 0.30 (1.96) (0.82) 0.90 0.38
Total from
investment
activities (0.41) 0.50 (1.81) (0.69) 1.04 0.58
Distributions
Net investment
income (0.11) (0.03) (0.08) (0.14) (0.14) (0.18)
Net realized gain — — — (0.05) — (0.01)
Tax return of
capital — (0.16) (0.07) — — —
Total distributions (0.11) (0.19) (0.15) (0.19) (0.14) (0.19)
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 6.88 $ 7.40 $ 7.09 $ 9.05 $ 9.93 $ 9.03

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(5)
(5.58)% 7.22% (20.14)% (7.02)% 11.66% 6.83%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.54%
(6)
0.57% 0.57% 0.53% 0.54% 0.56%
Net expenses
after waivers/
payments by
Price Associates 0.54%
(6)
0.54% 0.54% 0.53% 0.54% 0.54%
Net investment
income 3.22%
(6)
2.84% 1.93% 1.42% 1.51% 2.20%
Portfolio turnover
rate 29.5% 68.1% 69.3% 37.9% 61.2% 26.3%
Net assets, end
of period (in
thousands) $452,087 $451,855 $401,030 $409,624 $386,901 $440,200
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 7.38 $ 7.08 $ 9.03 $ 9.91 $ 8.65
Investment activities
Net investment income
(2)(3)
0.13 0.24 0.19 0.19 0.14
Net realized and unrealized
gain/loss (0.51) 0.29 (1.95) (0.83) 1.26
Total from investment activities (0.38) 0.53 (1.76) (0.64) 1.40
Distributions
Net investment income (0.13) (0.04) (0.10) (0.19) (0.14)
Net realized gain — — — (0.05) —
Tax return of capital — (0.19) (0.09) — —
Total distributions (0.13) (0.23) (0.19) (0.24) (0.14)
NET ASSET VALUE
End of period $ 6.87 $ 7.38 $ 7.08 $ 9.03 $ 9.91
Ratios/Supplemental Data
Total return
(3)(4)
(5.21)% 7.66% (19.65)% (6.54)% 16.34%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.52%
(5)
0.56% 0.54% 0.52% 0.73%
(5)
Net expenses after waivers/
payments by Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 3.68%
(5)
3.42% 2.45% 2.02% 1.94%
(5)
Portfolio turnover rate 29.5% 68.1% 69.3% 37.9% 61.2%
Net assets, end of period (in
thousands) $179,602 $277,541 $235,142 $374,142 $115
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 2,917
Total Albania (Cost $2,801) 2,917
AUSTRALIA 4.0%
Corporate Bonds 1.2%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 418
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,067
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  415,000 420
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,569
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,105
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  415,000 414
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,498
Transurban Finance, 1.75%, 3/29/28 (EUR)  415,000 416
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 1,954
9,861
Government Bonds 2.8%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  22,514,000 15,167
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,152,000 2,091
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,217
23,475
Total Australia (Cost $37,066) 33,336
AUSTRIA 0.5%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  395,000 405
405
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 6,290,000 3,738
3,738
Total Austria (Cost $4,341) 4,143
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  410,000 416

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Anheuser-Busch InBev, 1.65%, 3/28/31  300,000 289
Total Belgium (Cost $715) 705
BRAZIL 2.3%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  450,000 410
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,325,000 1,121
MercadoLibre, 3.125%, 1/14/31 (USD)  980,000 831
2,362
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  9,859,000 1,698
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  76,653,000 12,392
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  20,448,000 3,207
17,297
Total Brazil (Cost $21,489) 19,659
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  2,635,000 2,933
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  3,310,000 3,690
Total Bulgaria (Cost $6,351) 6,623
CANADA 4.0%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,153
1,153
Corporate Bonds 0.8%
Magna International, 1.50%, 9/25/27 (EUR)  415,000 417
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  375,000 410
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(2) 2,700,000 2,611
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR) (3) 400,000 415
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (4) 4,481,000 3,129
6,982
Government Bonds 3.1%
Government of Canada, Series 0318, 4.00%, 3/1/29  20,840,000 15,547

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  11,479,663 9,720
Province of Ontario, 3.50%, 6/2/43  496,000 321
25,588
Total Canada (Cost $36,260) 33,723
CHILE 0.5%
Corporate Bonds 0.4%
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,950,000 1,938
Interchile, 4.50%, 6/30/56 (USD)  1,700,000 1,430
3,368
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,196
1,196
Total Chile (Cost $4,543) 4,564
CHINA 7.4%
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,098
2,098
Government Bonds 7.1%
China Development Bank, Series 1905, 3.48%, 1/8/29  30,000,000 4,378
People's Republic of China, Series INBK, 2.28%, 3/25/31  10,000,000 1,390
People's Republic of China, Series INBK, 2.60%, 9/1/32  144,000,000 20,368
People's Republic of China, Series INBK, 2.69%, 8/15/32  90,000,000 12,813
People's Republic of China, Series INBK, 3.32%, 4/15/52  48,000,000 7,691
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 4,970
People's Republic of China, Series 1908, 4.00%, 6/24/69  9,000,000 1,734
People's Republic of China, Series 1915, 3.13%, 11/21/29  45,000,000 6,554
59,898
Total China (Cost $60,793) 61,996
COLOMBIA 1.2%
Government Bonds 1.2%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,004
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,507
Republic of Colombia, Series B, 7.25%, 10/18/34  6,788,200,000 1,286

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 13.25%, 2/9/33  12,127,600,000 3,325
Total Colombia (Cost $9,285) 10,122
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 3,089
Republic of Cyprus, 1.50%, 4/16/27  425,000 434
Republic of Cyprus, 2.75%, 2/26/34  547,000 546
Republic of Cyprus, 2.75%, 5/3/49  642,000 559
Total Cyprus (Cost $5,968) 4,628
CZECH REPUBLIC 0.7%
Government Bonds 0.7%
Republic of Czech, Series 103, 2.00%, 10/13/33  141,850,000 5,089
Republic of Czech, Series 125, 1.50%, 4/24/40  33,570,000 984
Total Czech Republic (Cost $6,206) 6,073
DENMARK 0.7%
Corporate Bonds 0.7%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  430,000 419
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (4) 560,000 533
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (4) 500,000 514
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (4) 775,000 814
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (4) 380,000 415
Orsted, 4.875%, 1/12/32 (GBP)  910,000 1,124
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 398
TDC Net, 5.618%, 2/6/30 (EUR)  1,345,000 1,476
Total Denmark (Cost $5,727) 5,693
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  68,650,000 1,360
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  119,400,000 2,238
Total Egypt (Cost $3,522) 3,598

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ESTONIA 0.6%
Government Bonds 0.6%
Republic of Estonia, 3.25%, 1/17/34  5,150,000 5,370
Total Estonia (Cost $5,604) 5,370
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 421
Metso, 0.875%, 5/26/28  440,000 423
Total Finland (Cost $873) 844
FRANCE 3.0%
Corporate Bonds 1.8%
Altice France, 5.875%, 2/1/27 (1) 375,000 300
Banijay Entertainment, 7.00%, 5/1/29 (1) 175,000 195
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  500,000 501
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  400,000 422
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  900,000 1,003
Banque Stellantis France, 4.00%, 1/21/27  400,000 432
BNP Paribas, VR, 2.125%, 1/23/27 (4) 1,000,000 1,042
BNP Paribas, VR, 3.875%, 1/10/31 (4) 500,000 539
BPCE, 0.25%, 1/14/31  1,100,000 946
Credit Agricole, 1.00%, 9/16/24  1,400,000 1,490
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (4) 1,000,000 995
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,541
EssilorLuxottica, 0.375%, 11/27/27  400,000 389
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,188
IPD 3, 8.00%, 6/15/28 (1) 305,000 342
Loxam, 6.375%, 5/15/28  645,000 708
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,235
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 914
Veolia Environnement, 1.25%, 4/2/27  1,000,000 1,008
Veolia Environnement, 1.94%, 1/7/30  500,000 491
15,681
Government Bonds 1.2%
Republic of France, 1.25%, 5/25/36 (1) 3,607,000 3,068

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of France, 3.00%, 5/25/54 (1) 7,243,000 6,745
9,813
Total France (Cost $27,345) 25,494
GERMANY 5.6%
Corporate Bonds 1.4%
Allianz, VR, 3.375% (4)(5) 1,100,000 1,172
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 408
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,487
Fresenius, 1.625%, 10/8/27  415,000 420
Fresenius, 5.00%, 11/28/29  1,200,000 1,352
Gruenenthal, 3.625%, 11/15/26 (1) 200,000 209
Gruenenthal, 6.75%, 5/15/30 (1) 100,000 112
Gruenenthal, 6.75%, 5/15/30  600,000 673
Hannover Rueck, 1.125%, 4/18/28  400,000 404
Hannover Rueck, VR, 1.125%, 10/9/39 (4) 900,000 828
Hannover Rueck, VR, 1.75%, 10/8/40 (4) 900,000 836
Knorr-Bremse, 3.25%, 9/21/27  400,000 425
ProGroup, 5.375%, 4/15/31 (1) 430,000 455
TK Elevator Midco, 4.375%, 7/15/27 (1)(3) 490,000 505
Volkswagen Bank, 4.375%, 5/3/28  400,000 437
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 734
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 204
11,661
Government Bonds 4.2%
Bundesobligation, Series 184, 0.00%, 10/9/26  10,558,000 10,637
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  11,232,000 10,519
Bundesrepublik Deutschland Bundesanleihe, 2.20%, 2/15/34  1 —
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  2,293,000 2,354
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  2,575,000 3,487
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  6,847,371 7,303
KfW, 4.70%, 6/2/37 (CAD)  924,000 704
35,004
Total Germany (Cost $47,173) 46,665
GREECE 0.4%
Government Bonds 0.4%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,414
Total Greece (Cost $4,587) 3,414

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 1.1%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (4) 910,000 990
990
Government Bonds 1.0%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 756
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,719
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  3,071,650,000 5,896
8,371
Total Hungary (Cost $9,696) 9,361
ICELAND 0.6%
Corporate Bonds 0.2%
Landsbankinn, 0.375%, 5/23/25 (EUR)  1,675,000 1,733
1,733
Government Bonds 0.4%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,130
Republic of Iceland, 3.50%, 3/21/34 (EUR)  1,283,000 1,378
3,508
Total Iceland (Cost $5,988) 5,241
INDIA 1.2%
Government Bonds 1.2%
Republic of India, 6.54%, 1/17/32  338,480,000 3,945
Republic of India, 7.26%, 8/22/32  534,200,000 6,488
Total India (Cost $10,363) 10,433
INDONESIA 3.1%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  891,000 877
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 362
1,239
Government Bonds 2.9%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,429
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  73,160,000,000 4,385
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  11,860,000,000 698

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  58,190,000,000 3,499
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  140,127,000,000 8,522
24,533
Total Indonesia (Cost $27,616) 25,772
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  420,000 421
421
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 187
Republic of Ireland, 2.00%, 2/18/45  848,000 743
930
Total Ireland (Cost $1,905) 1,351
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,007
Total Israel (Cost $3,296) 3,007
ITALY 3.2%
Corporate Bonds 1.0%
Aeroporti di Roma, 1.625%, 6/8/27  405,000 412
Autostrade per l'Italia, 1.625%, 1/25/28  425,000 419
Autostrade per l'Italia, 2.00%, 12/4/28  990,000 975
Autostrade per l'Italia, 2.00%, 1/15/30  1,067,000 1,022
CA Auto Bank, 0.50%, 9/13/24  1,000,000 1,064
CA Auto Bank, 4.75%, 1/25/27  380,000 416
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 7.652%, 4/15/29 (1) 100,000 108
Inter Media and Communication, 6.75%, 2/9/27  920,000 970
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,478
Italgas, 1.625%, 1/19/27  405,000 413
Snam, 0.875%, 10/25/26  1,165,000 1,172
8,449
Government Bonds 2.2%
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  5,290,000 3,946

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,215,495 6,551
Republic of Italy, 2.375%, 10/17/24 (USD)  8,075,000 7,992
18,489
Total Italy (Cost $29,789) 26,938
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,915,000 2,822
Total Ivory Coast (Cost $2,685) 2,822
JAPAN 9.4%
Government Bonds 9.4%
Government of Japan, Series 16, 1.30%, 3/20/63  346,650,000 1,597
Government of Japan, Series 19, Inflation-Indexed, 0.10%,
9/10/24  892,600,800 5,568
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  1,741,210,400 10,952
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  1,200,648,228 7,929
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  773,147,250 5,085
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  298,105,500 1,950
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  682,387,805 4,448
Government of Japan, Series 44, 1.70%, 9/20/44  1,740,150,000 10,515
Government of Japan, Series 74, 1.00%, 3/20/52  1,168,550,000 5,564
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 7,786
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 6,348
Government of Japan, Series 338, 0.40%, 3/20/25  1,795,000,000 11,180
Total Japan (Cost $107,364) 78,922
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 1,485,000 1,338
MEGlobal, 2.625%, 4/28/28 (USD)  530,000 477
Total Kuwait (Cost $1,959) 1,815

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.7%
Government Bonds 1.7%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,614
Republic of Latvia, 3.875%, 5/22/29 (EUR)  2,070,000 2,257
Total Latvia (Cost $15,443) 13,871
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  1,755,000 1,859
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,515
Total Lithuania (Cost $7,217) 7,374
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Albion Financing 1, 5.25%, 10/15/26  600,000 642
Altice Financing, 4.25%, 8/15/29 (1) 365,000 294
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,603
Logicor Financing, 0.875%, 1/14/31  1,115,000 941
Logicor Financing, 1.50%, 7/13/26  1,075,000 1,086
Total Luxembourg (Cost $5,117) 4,566
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  795,000 779
MGM China Holdings, 7.125%, 6/26/31 (USD) (1)(3) 490,000 493
Sands China, 4.05%, 1/8/26 (USD)  1,155,000 1,119
Wynn Macau, 5.50%, 1/15/26 (USD)  980,000 960
Total Macao (Cost $3,343) 3,351
MALAYSIA 3.2%
Government Bonds 3.2%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  27,570,000 5,899
Government of Malaysia, Series 0120, 4.065%, 6/15/50  11,478,000 2,375
Government of Malaysia, Series 0123, 4.457%, 3/31/53  6,670,000 1,468
Government of Malaysia, Series 0216, 4.736%, 3/15/46  63,031,000 14,409

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0318, 4.642%, 11/7/33  12,550,000 2,818
Total Malaysia (Cost $28,182) 26,969
MEXICO 2.0%
Corporate Bonds 0.6%
America Movil, 5.75%, 6/28/30 (GBP)  1,070,000 1,402
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (4) 2,050,000 1,870
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 1,625,000 1,671
4,943
Government Bonds 1.4%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  2,700,000 2,638
United Mexican States, Series M, 7.50%, 5/26/33  40,234,000 1,894
United Mexican States, Series M, 8.50%, 5/31/29  21,234,000 1,093
United Mexican States, Series M, 8.50%, 11/18/38  120,387,000 5,837
11,462
Total Mexico (Cost $17,208) 16,405
MONTENEGRO 0.3%
Government Bonds 0.3%
Kingdom of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,381
Total Montenegro (Cost $2,393) 2,381
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  1,937,000 1,971
Total Morocco (Cost $2,029) 1,971
NETHERLANDS 0.8%
Corporate Bonds 0.8%
GTCR W Dutch Finance, 8.50%, 1/15/31 (GBP) (1) 100,000 135
ING Groep, VR, 0.375%, 9/29/28 (4) 400,000 385
ING Groep, VR, 1.25%, 2/16/27 (4) 1,500,000 1,542
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,047
NN Group, 1.625%, 6/1/27 (3) 405,000 411
Sartorius Finance, 4.50%, 9/14/32  1,300,000 1,429
Universal Music Group, 3.00%, 6/30/27  390,000 412
VZ Secured Financing, 3.50%, 1/15/32  600,000 561

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Wolters Kluwer, 1.50%, 3/22/27  410,000 418
Ziggo, 2.875%, 1/15/30  510,000 476
Total Netherlands (Cost $6,908) 6,816
NEW ZEALAND 1.3%
Corporate Bonds 0.2%
Chorus, 3.625%, 9/7/29 (EUR)  1,290,000 1,370
1,370
Government Bonds 1.1%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  14,136,000 7,900
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  3,063,000 1,251
9,151
Total New Zealand (Cost $10,856) 10,521
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 957
Total North Macedonia (Cost $912) 957
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  1,185,000 1,081
Total Norway (Cost $1,073) 1,081
PERU 1.1%
Government Bonds 1.1%
Republic of Peru, 5.40%, 8/12/34  30,425,000 6,967
Republic of Peru, Series REGS, 5.40%, 8/12/34  11,242,000 2,574
Total Peru (Cost $9,556) 9,541
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 943
Total Philippines (Cost $1,093) 943

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.9%
Government Bonds 0.9%
Republic of Poland, Series 1033, 6.00%, 10/25/33  8,650,000 2,202
Republic of Poland, Series 1034, 5.00%, 10/25/34  20,796,000 4,899
Total Poland (Cost $7,109) 7,101
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3)(4) 600,000 605
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (4) 1,200,000 1,361
Total Portugal (Cost $1,918) 1,966
QATAR 0.4%
Corporate Bonds 0.4%
QatarEnergy, 3.125%, 7/12/41 (USD)  1,750,000 1,306
QNB Finance, 2.75%, 2/12/27 (USD)  2,200,000 2,067
Total Qatar (Cost $3,432) 3,373
ROMANIA 0.4%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (4) 1,935,000 2,190
RCS & RDS, 3.25%, 2/5/28 (EUR) (3) 1,100,000 1,103
Total Romania (Cost $3,194) 3,293
SERBIA 1.4%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 674
674
Government Bonds 1.3%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,472
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,335,000 1,217
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,785,000 1,627
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,680

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 3.125%, 5/15/27 (EUR)  2,250,000 2,313
11,309
Total Serbia (Cost $13,800) 11,983
SINGAPORE 2.2%
Government Bonds 2.2%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,201
Government of Singapore, 1.625%, 7/1/31  8,331,000 5,543
Government of Singapore, 2.375%, 6/1/25  3,960,000 2,886
Government of Singapore, 2.875%, 7/1/29  4,874,000 3,537
Government of Singapore, 3.25%, 6/1/54  1,622,000 1,247
Total Singapore (Cost $18,154) 18,414
SLOVENIA 0.8%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(6) 102,986 111
111
Government Bonds 0.8%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (3) 1,805,000 1,618
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  3,533,000 3,499
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 904
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 835
6,856
Total Slovenia (Cost $8,331) 6,967
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 996
Total South Africa (Cost $942) 996
SOUTH KOREA 0.1%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 852
Total South Korea (Cost $862) 852

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 2.6%
Corporate Bonds 1.3%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (4) 400,000 446
Banco de Sabadell, VR, 0.875%, 6/16/28 (4) 1,100,000 1,082
Banco de Sabadell, VR, 5.00%, 6/7/29 (4) 400,000 447
Banco de Sabadell, VR, 5.125%, 11/10/28 (4) 900,000 1,005
Banco Santander, 1.125%, 1/17/25  1,000,000 1,055
CaixaBank, 3.75%, 9/7/29  600,000 652
CaixaBank, VR, 0.75%, 5/26/28 (4) 400,000 395
CaixaBank, VR, 6.25%, 2/23/33 (4) 400,000 450
Cellnex Telecom, 1.75%, 10/23/30 (3) 2,200,000 2,064
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 860
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  1,500,000 1,559
Lorca Telecom Bondco, 4.00%, 9/18/27  1,200,000 1,254
11,269
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  9,072,000 8,723
Kingdom of Spain, 1.90%, 10/31/52 (1) 3,019,000 2,119
10,842
Total Spain (Cost $22,161) 22,111
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 616
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 431
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 956
Total Sri Lanka (Cost $1,749) 2,003
SWEDEN 2.1%
Corporate Bonds 0.4%
Autoliv, 4.25%, 3/15/28 (EUR)  375,000 406
Electrolux, 4.50%, 9/29/28 (EUR)  380,000 413
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  450,000 425
Tele2, 0.75%, 3/23/31 (EUR)  610,000 555
Tele2, 2.125%, 5/15/28 (EUR)  405,000 411
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 275
Verisure Holding, 9.25%, 10/15/27 (EUR)  600,000 679
3,164

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.7%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  51,940,000 4,917
Kingdom of Sweden, Series 1065, 1.75%, 11/11/33 (1) 63,080,000 5,725
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  37,184,609 3,368
14,010
Total Sweden (Cost $17,259) 17,174
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  380,000 407
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 749
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  405,000 414
UBS Group, VR, 2.875%, 4/2/32 (EUR) (4) 515,000 515
UBS Group, VR, 7.75%, 3/1/29 (EUR) (4) 1,200,000 1,451
Total Switzerland (Cost $3,434) 3,536
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,270
Total Tanzania (Cost $1,269) 1,270
THAILAND 1.2%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (4) 1,340,000 1,188
1,188
Government Bonds 1.1%
Kingdom of Thailand, 2.00%, 12/17/31  224,283,000 5,862
Kingdom of Thailand, 3.45%, 6/17/43  106,269,000 2,980
8,842
Total Thailand (Cost $10,786) 10,030
UNITED KINGDOM 7.0%
Corporate Bonds 3.0%
Barclays, VR, 0.577%, 8/9/29 (EUR) (4) 820,000 769
Barclays, VR, 0.877%, 1/28/28 (EUR) (4) 425,000 423
Barclays, VR, 5.262%, 1/29/34 (EUR) (4) 460,000 526

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Barclays, VR, 6.369%, 1/31/31 (4) 790,000 1,029
Deuce Finco, 5.50%, 6/15/27 (1) 345,000 417
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,568
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (4) 830,000 909
Jerrold Finco, 5.25%, 1/15/27  600,000 734
Kane Bidco, 5.00%, 2/15/27 (EUR) (3) 1,455,000 1,536
Legal & General Group, VR, 5.375%, 10/27/45 (4) 525,000 657
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  410,000 415
Marks & Spencer, 6.00%, 6/12/25  450,000 571
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,205
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 415
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (4) 950,000 1,015
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (4) 850,000 799
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (4) 850,000 820
Next Group, 3.625%, 5/18/28  1,787,000 2,147
Next Group, 4.375%, 10/2/26  540,000 670
Reckitt Benckiser Treasury Services, 3.875%, 9/14/33 (EUR)  865,000 929
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (4) 1,050,000 980
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (4) 530,000 603
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (4) 800,000 846
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,124
Smiths Group, 2.00%, 2/23/27 (EUR)  400,000 410
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (4) 1,200,000 1,260
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,065
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,140
24,982
Government Bonds 4.0%
United Kingdom Gilt, 0.625%, 7/31/35  3,931,000 3,394
United Kingdom Gilt, 0.625%, 10/22/50  10,879,000 5,476
United Kingdom Gilt, 3.25%, 1/22/44  10,952,000 11,416
United Kingdom Gilt, 4.00%, 10/22/63  1,463,000 1,650
United Kingdom Gilt, 4.25%, 12/7/46  9,612,792 11,460
33,396
Total United Kingdom (Cost $59,132) 58,378
UNITED STATES 5.7%
Corporate Bonds 5.4%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 416
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,034
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 915

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 902
AT&T, 3.95%, 4/30/31 (EUR)  1,300,000 1,410
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,037
Bank of America, VR, 1.662%, 4/25/28 (EUR) (4) 410,000 417
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP) (3) 1,018,000 1,260
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 618
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  450,000 422
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 327
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 984
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 1,996
Carrier Global, 4.125%, 5/29/28 (EUR)  380,000 414
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 994
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 539
Dow Chemical, 0.50%, 3/15/27 (EUR)  430,000 424
Duke Energy, 3.75%, 4/1/31 (EUR)  1,385,000 1,462
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 574
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1)(3) 910,000 1,131
Equitable Financial Life Global Funding, 0.60%, 6/16/28 (EUR)  445,000 423
FedEx, 1.625%, 1/11/27 (EUR)  415,000 424
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 95
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,095
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 1,955
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  1,425,000 1,564
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  650,000 723
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,023
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,240
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (4) 545,000 646
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  1,370,000 1,496
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 757
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,335
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (4) 415,000 421
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 523
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 824
Mondelez International, 1.625%, 3/8/27 (EUR)  405,000 413
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 355
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (4) 1,269,000 1,261
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (4) 400,000 464
Netflix, 3.625%, 5/15/27 (EUR)  390,000 419
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,057
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,394
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 856
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 154

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 543
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 419
Upjohn Finance, 1.908%, 6/23/32 (EUR)  880,000 787
Utah Acquisition, 3.125%, 11/22/28 (EUR)  995,000 1,032
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 733
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 753
VF, 4.125%, 3/7/26 (EUR)  669,000 708
VF, 4.25%, 3/7/29 (EUR)  695,000 715
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 421
Westlake, 1.625%, 7/17/29 (EUR)  1,680,000 1,615
45,919
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (7) 3,679,010 2,253
2,253
Total United States (Cost $50,842) 48,172
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 12,295,531 12,296
12,296
U.S. Treasury Obligations 4.9%
U.S. Treasury Bills, 5.283%, 7/11/24 (10) 7,102,000 7,092
U.S. Treasury Bills, 5.288%, 11/21/24  8,732,000 8,553
U.S. Treasury Bills, 5.30%, 7/16/24  25,790,000 25,733
41,378
Total Short-Term Investments (Cost $53,674) 53,674
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.38% (8)(9) 8,369,255 8,369
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 8,369
Total Securities Lending Collateral (Cost $8,369) 8,369

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0 .1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / GBP,
Call, 8/8/24 @
USD1.26 (11) 1 17,102 91
Citibank
USD / GBP,
Put, 8/8/24 @
USD1.30 (11) 1 17,102 10
HSBC Bank
USD / JPY,
Call, 7/29/24 @
JPY158.50 (11) 2 14,889 257
Morgan Stanley
Credit Default
Swap Protection
Bought (Relevant
Credit: Markit
iTraxx Europe-S41,
5 Year Index,
6/20/29), Pay
1.00% Quarterly,
Receive upon
credit default,
8/21/24 @ 0.63%*
(EUR) (11) 1 118,025 315
Total Options Purchased (Cost $358) 673
Total Investments in Securities
99.1% of Net Assets
(Cost $889,415) $ 832,311
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $66,664 and represents 7.9% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 4 . All or a portion of this security is on loan at June 30, 2024.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(8) Seven-day yield
(9) Affiliated Companies
(10) At June 30, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S41, 5 Year Index,
6/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 8/21/24 @ 0.50%*
(EUR) 1 118,025 (28)
Total Options Written (Premiums $(88)) $ (28)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 3,672 16 (15) 31
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 10 (47) 57
Barclays Bank, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 2,800 13 (1) 14
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 1,356 11 (15) 26
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 833 4 — 4
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 572 5 (5) 10
Total Greece (83) 142
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 25 23 2
Total Vietnam 23 2
Total Bilateral Credit Default Swaps, Protection
Sold (60) 144
Total Bilateral Swaps (60) 144

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.2)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (324) (103) (221)
Total Canada (221)
Foreign/Europe (0.2)%
Protection Bought (Relevant Credit:
Markit iTraxx Europe-S41, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 6/20/29 * 76,840 (1,488) (1,660) 172
Total Foreign/Europe 172
Total Centrally Cleared Credit Default Swaps,
Protection Bought (49)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 21 17 4
Total Greece 4
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 * 753 133 122 11
Total Spain 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold 15
Interest Rate Swaps 0.1%
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 8/18/28 39,900 88 — 88
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
2.300% (7 Day Interbank Repo)
Quarterly, 6/1/28 29,985 95 — 95

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.350% (7 Day Interbank Repo)
Quarterly, 5/16/28 22,665 84 — 84
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.030% (7 Day Interbank Repo)
Quarterly, 5/15/28 28,915 108 — 108
Total China 375
Foreign/Europe 0.0%
2 Year Interest Rate Swap, Receive
Fixed 3.155% Annually, Pay Variable
3.851% (6M EURIBOR) Semi-Annually,
4/2/26 13,475 (61) — (61)
2 Year Interest Rate Swap, Receive
Fixed 3.220% Annually, Pay Variable
3.865% (6M EURIBOR) Semi-Annually,
4/16/26 47,200 (133) — (133)
2 Year Interest Rate Swap, Receive
Fixed 3.365% Annually, Pay Variable
3.835% (6M EURIBOR) Semi-Annually,
4/30/26 16,600 12 — 12
5 Year Interest Rate Swap, Receive
Fixed 2.807% Annually, Pay Variable
3.908% (6M EURIBOR) Semi-Annually,
3/5/29 12,182 (102) 1 (103)
5 Year Interest Rate Swap, Receive
Fixed 3.367% Annually, Pay Variable
3.909% (6M EURIBOR) Semi-Annually,
9/21/28 22,640 777 — 777
7 Year Interest Rate Swap, Receive
Fixed 2.638% Annually, Pay Variable
3.743% (6M EURIBOR) Semi-Annually,
12/17/29 7,350 7 — 7
30 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable
3.912% (6M EURIBOR) Semi-Annually,
3/5/54 2,150 71 — 71
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable
3.909% (6M EURIBOR) Semi-Annually,
9/22/53 2,600 (249) — (249)
Total Foreign/Europe 321

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
India (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 288,090 (8) — (8)
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 286,606 (7) — (7)
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 298,304 (6) — (6)
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.860% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 317,250 (21) — (21)
Total India (42)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.007% (JPY TONA) Annually, 8/10/28 3,018,045 88 — 88
Total Japan 88
United Kingdom 0.1%
3 Year Interest Rate Swap, Pay Fixed
4.225% Annually, Receive Variable
5.200% (GBP SONIA) Annually, 6/21/27 18,242 43 — 43
Total United Kingdom 43
Total Centrally Cleared Interest Rate Swaps 785
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.059% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/15/26 19,700 (22) — (22)
Total Foreign/Europe (22)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (22)
Total Centrally Cleared Swaps 729
Net payments (receipts) of variation margin to date (795)
Variation margin receivable (payable) on centrally cleared swaps $ (66)

T. ROWE PRICE International Bond Fund

*
Credit ratings as of June 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/5/24 INR 175,517 USD 2,102 $ 3
Bank of America 7/12/24 HUF 137,935 USD 373 1
Bank of America 7/12/24 MXN 82,585 USD 4,801 (297)
Bank of America 7/12/24 USD 4,169 CZK 95,101 103
Bank of America 7/12/24 USD 4,814 HUF 1,722,063 147
Bank of America 7/12/24 USD 3,736 MXN 67,787 39
Bank of America 7/19/24 CAD 2,133 USD 1,563 (3)
Bank of America 7/19/24 NOK 36,090 USD 3,253 129
Bank of America 7/19/24 USD 4,001 CHF 3,581 5
Bank of America 8/16/24 PLN 9,573 USD 2,364 13
Bank of America 8/16/24 PLN 25,049 USD 6,342 (123)
Bank of America 8/30/24 USD 263 SEK 2,763 2
Bank of America 9/6/24 USD 18,619 MYR 86,821 186
Bank of America 10/11/24 USD 2,095 INR 175,517 (3)
Barclays Bank 7/5/24 INR 727,282 USD 8,708 12
Barclays Bank 7/5/24 KRW 39,407,904 USD 29,388 (765)
Barclays Bank 7/5/24 TWD 60,436 USD 1,870 (7)
Barclays Bank 7/12/24 MXN 31,776 USD 1,855 (122)
Barclays Bank 7/12/24 TRY 32,305 USD 912 62
Barclays Bank 7/12/24 USD 1,461 TRY 52,637 (125)
Barclays Bank 7/12/24 USD 2,203 ZAR 40,770 (35)
Barclays Bank 7/19/24 USD 2,105 JPY 327,073 65
Barclays Bank 8/9/24 CLP 639,648 USD 684 (4)
Barclays Bank 8/23/24 GBP 9,473 USD 12,046 (66)
Barclays Bank 8/23/24 USD 301 EUR 280 —
Barclays Bank 8/23/24 USD 338 GBP 266 1
Barclays Bank 8/30/24 USD 97 SEK 1,026 —
Barclays Bank 10/15/24 USD 1,880 TWD 60,436 12
BNP Paribas 7/5/24 IDR 85,274,746 USD 5,186 23
BNP Paribas 7/5/24 IDR 37,442,137 USD 2,291 (4)
BNP Paribas 7/5/24 USD 29,244 KRW 40,511,110 (180)
BNP Paribas 7/12/24 CZK 438,881 USD 18,807 (40)
BNP Paribas 7/12/24 HUF 783,602 USD 2,110 13
BNP Paribas 7/12/24 HUF 458,935 USD 1,291 (47)
BNP Paribas 7/12/24 MXN 7,611 USD 412 3
BNP Paribas 7/12/24 USD 2,330 CZK 55,217 (31)
BNP Paribas 7/12/24 USD 12,036 HUF 4,307,195 364
BNP Paribas 7/12/24 USD 4,950 MXN 82,585 446
BNP Paribas 7/12/24 ZAR 39,372 USD 2,097 65
BNP Paribas 7/19/24 AUD 650 USD 425 9
BNP Paribas 7/19/24 CAD 4,753 USD 3,457 19

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 7/19/24 JPY 468,590 USD 3,022 $ (100)
BNP Paribas 7/19/24 USD 4,083 AUD 6,161 (30)
BNP Paribas 7/19/24 USD 52 JPY 8,146 2
BNP Paribas 8/23/24 USD 2,877 EUR 2,665 15
BNP Paribas 9/6/24 USD 7,331 MYR 34,088 93
BNP Paribas 9/13/24 CNH 312,509 USD 43,303 (244)
BNP Paribas 10/11/24 KRW 36,361,432 USD 26,377 121
BNP Paribas 10/11/24 USD 5,171 IDR 85,274,746 (30)
BNP Paribas 10/18/24 USD 18,850 CZK 438,881 34
BNY Mellon 8/23/24 EUR 655 USD 716 (12)
BNY Mellon 9/13/24 USD 11,003 SGD 14,738 94
Canadian Imperial Bank
of Commerce 7/19/24 USD 3,448 CAD 4,743 (20)
Citibank 7/5/24 INR 73,438 USD 880 —
Citibank 7/5/24 TWD 35,485 USD 1,090 3
Citibank 7/5/24 TWD 134,806 USD 4,211 (57)
Citibank 7/5/24 USD 654 IDR 10,658,211 3
Citibank 7/5/24 USD 2,114 TWD 68,504 3
Citibank 7/12/24 HUF 4,660,139 USD 12,932 (303)
Citibank 7/12/24 RON 7,061 USD 1,541 (22)
Citibank 7/12/24 TRY 68,930 USD 1,945 133
Citibank 7/12/24 USD 10,906 CZK 252,486 109
Citibank 7/12/24 USD 1,252 TRY 42,395 (26)
Citibank 7/19/24 AUD 543 USD 361 1
Citibank 7/19/24 JPY 647,934 USD 4,237 (197)
Citibank 7/19/24 NOK 1,328 USD 127 (2)
Citibank 7/19/24 NZD 1,280 USD 760 20
Citibank 7/19/24 USD 851 CAD 1,161 2
Citibank 7/19/24 USD 238 CAD 327 (1)
Citibank 7/19/24 USD 113 CHF 102 (1)
Citibank 7/19/24 USD 2,766 JPY 425,091 115
Citibank 7/19/24 USD 101 NOK 1,098 (2)
Citibank 8/9/24 USD 2,193 CLP 2,060,490 4
Citibank 8/23/24 EUR 8,319 USD 9,065 (131)
Citibank 9/4/24 EGP 83,836 USD 1,841 (145)
Citibank 10/11/24 USD 877 INR 73,438 —
Citibank 3/4/25 EGP 15,643 USD 299 (5)
Citibank 3/12/25 EGP 52,386 USD 936 48
Deutsche Bank 7/5/24 INR 68,988 USD 825 2
Deutsche Bank 7/5/24 KRW 1,103,206 USD 800 2
Deutsche Bank 7/5/24 USD 6,694 IDR 106,116,790 212

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 7/5/24 USD 2,272 IDR 37,343,817 $ (9)
Deutsche Bank 7/12/24 USD 3,904 HUF 1,427,700 35
Deutsche Bank 7/12/24 ZAR 45,607 USD 2,475 29
Deutsche Bank 7/19/24 JPY 197,649 USD 1,258 (25)
Deutsche Bank 7/19/24 USD 5,858 JPY 908,101 195
Deutsche Bank 7/19/24 USD 123 NOK 1,314 —
Deutsche Bank 8/16/24 PLN 1,117 USD 280 (3)
Deutsche Bank 8/23/24 EUR 5,586 USD 6,029 (30)
Deutsche Bank 8/23/24 USD 117 EUR 107 2
Deutsche Bank 8/30/24 USD 74 SEK 785 —
Goldman Sachs 7/5/24 TWD 146,178 USD 4,519 (15)
Goldman Sachs 7/5/24 USD 9,301 TWD 294,342 231
Goldman Sachs 7/12/24 TRY 66,688 USD 1,849 161
Goldman Sachs 7/19/24 JPY 442,397 USD 2,803 (44)
Goldman Sachs 7/19/24 NZD 386 USD 238 (3)
Goldman Sachs 7/19/24 USD 147 CAD 200 1
Goldman Sachs 7/19/24 USD 178 CAD 243 —
Goldman Sachs 7/19/24 USD 7,694 NOK 81,386 67
Goldman Sachs 7/19/24 USD 3,219 NOK 35,495 (107)
Goldman Sachs 7/19/24 USD 174 NZD 290 (2)
Goldman Sachs 8/23/24 USD 144 EUR 134 —
Goldman Sachs 9/4/24 BRL 21,977 USD 4,026 (125)
Goldman Sachs 9/4/24 USD 8,119 BRL 44,346 246
Goldman Sachs 10/15/24 USD 4,543 TWD 146,179 25
HSBC Bank 7/5/24 IDR 35,959,936 USD 2,196 1
HSBC Bank 7/5/24 IDR 11,154,598 USD 693 (11)
HSBC Bank 7/5/24 TWD 133,535 USD 4,146 (31)
HSBC Bank 7/5/24 USD 1,318 IDR 21,200,000 23
HSBC Bank 7/5/24 USD 11,568 INR 967,530 (32)
HSBC Bank 7/5/24 USD 4,589 TWD 147,594 41
HSBC Bank 7/12/24 USD 1,957 CZK 45,617 6
HSBC Bank 7/12/24 USD 4,441 ZAR 85,027 (228)
HSBC Bank 7/19/24 CAD 230 USD 168 —
HSBC Bank 7/19/24 USD 4,470 CAD 6,100 9
HSBC Bank 7/19/24 USD 55 CHF 50 —
HSBC Bank 7/19/24 USD 182 JPY 28,688 3
HSBC Bank 7/19/24 USD 42 NZD 69 —
HSBC Bank 8/9/24 USD 4,224 CLP 3,839,964 145
HSBC Bank 8/23/24 USD 93 EUR 86 —
HSBC Bank 8/23/24 USD 44 GBP 35 —
HSBC Bank 9/6/24 USD 6,396 MYR 29,904 47

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/11/24 USD 2,190 IDR 35,959,936 $ (3)
JPMorgan Chase 7/5/24 IDR 5,487,400 USD 342 (7)
JPMorgan Chase 7/12/24 DKK 23,298 USD 3,407 (59)
JPMorgan Chase 7/12/24 USD 1,589 MXN 27,442 93
JPMorgan Chase 7/19/24 AUD 1,701 USD 1,114 21
JPMorgan Chase 7/19/24 CAD 929 USD 682 (3)
JPMorgan Chase 7/19/24 CHF 56 USD 63 (1)
JPMorgan Chase 7/19/24 JPY 732,003 USD 4,786 (221)
JPMorgan Chase 7/19/24 NZD 176 USD 104 3
JPMorgan Chase 7/19/24 NZD 69 USD 42 —
JPMorgan Chase 7/19/24 USD 3,237 AUD 4,984 (90)
JPMorgan Chase 7/19/24 USD 4,247 CAD 5,839 (24)
JPMorgan Chase 7/19/24 USD 14,347 JPY 2,236,435 401
JPMorgan Chase 7/19/24 USD 2,305 JPY 369,885 (2)
JPMorgan Chase 8/23/24 EUR 2,942 USD 3,205 (46)
JPMorgan Chase 8/23/24 GBP 301 USD 385 (4)
JPMorgan Chase 8/23/24 USD 1,413 EUR 1,310 6
JPMorgan Chase 8/23/24 USD 97 GBP 77 —
JPMorgan Chase 8/23/24 USD 759 GBP 600 —
JPMorgan Chase 8/30/24 USD 572 SEK 5,990 5
JPMorgan Chase 9/13/24 CNH 3,050 USD 420 —
JPMorgan Chase 9/13/24 USD 1,380 CNH 10,000 2
JPMorgan Chase 9/13/24 USD 6,276 CNH 45,552 —
JPMorgan Chase 9/13/24 USD 4,423 SGD 5,991 (11)
Morgan Stanley 7/5/24 USD 1,314 PEN 4,898 40
Morgan Stanley 7/19/24 CAD 8,142 USD 5,928 27
Morgan Stanley 7/19/24 CHF 53 USD 59 —
Morgan Stanley 7/19/24 JPY 333,306 USD 2,145 (67)
Morgan Stanley 7/19/24 NZD 257 USD 157 (1)
Morgan Stanley 7/19/24 USD 94 JPY 14,450 4
Morgan Stanley 7/19/24 USD 222 NOK 2,402 (3)
Morgan Stanley 7/19/24 USD 75 NZD 125 (1)
Morgan Stanley 8/9/24 USD 2,206 CLP 2,034,129 45
RBC Dominion
Securities 7/12/24 MXN 135,961 USD 7,934 (518)
RBC Dominion
Securities 7/19/24 AUD 530 USD 344 10
RBC Dominion
Securities 7/19/24 CAD 24,617 USD 17,858 145
RBC Dominion
Securities 7/19/24 CAD 4,452 USD 3,263 (8)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion
Securities 7/19/24 JPY 611,082 USD 3,969 $ (159)
RBC Dominion
Securities 7/19/24 NOK 25,120 USD 2,319 35
RBC Dominion
Securities 7/19/24 USD 2,311 NOK 24,203 43
Societe Generale 7/12/24 CZK 9,540 USD 406 2
Standard Chartered 7/5/24 USD 928 INR 77,694 (3)
Standard Chartered 7/5/24 USD 697 PEN 2,586 24
Standard Chartered 7/19/24 NOK 48,451 USD 4,547 (6)
Standard Chartered 8/23/24 EUR 795 USD 856 (2)
Standard Chartered 8/30/24 USD 7,542 SEK 80,237 (53)
Standard Chartered 9/4/24 USD 1,066 BRL 5,845 28
Standard Chartered 9/6/24 USD 4,203 THB 154,172 (23)
Standard Chartered 9/13/24 USD 7,193 CNH 52,000 28
State Street 7/12/24 HUF 458,935 USD 1,290 (47)
State Street 7/12/24 ZAR 40,818 USD 2,210 31
State Street 7/18/24 ILS 5,956 USD 1,611 (33)
State Street 7/19/24 AUD 6,146 USD 3,955 147
State Street 7/19/24 CHF 7,990 USD 8,844 72
State Street 7/19/24 JPY 9,770,946 USD 63,166 (2,235)
State Street 7/19/24 NOK 16,159 USD 1,473 41
State Street 7/19/24 USD 424 JPY 67,071 6
State Street 7/19/24 USD 6,572 NZD 10,915 (77)
State Street 8/23/24 EUR 12,911 USD 14,053 (188)
State Street 8/23/24 USD 13,034 GBP 10,243 81
State Street 8/30/24 USD 222 SEK 2,350 (1)
State Street 9/4/24 USD 5,712 BRL 29,704 439
State Street 9/13/24 CNH 300,253 USD 41,688 (317)
UBS Investment Bank 7/5/24 PEN 15,288 USD 4,005 (27)
UBS Investment Bank 7/5/24 USD 273 PEN 1,009 10
UBS Investment Bank 7/19/24 AUD 6,428 USD 4,274 17
UBS Investment Bank 7/19/24 CHF 1,060 USD 1,161 22
UBS Investment Bank 7/19/24 JPY 1,367,918 USD 9,047 (517)
UBS Investment Bank 7/19/24 USD 154 CAD 210 —
UBS Investment Bank 7/19/24 USD 4,607 CHF 4,111 19
UBS Investment Bank 7/19/24 USD 8,690 CHF 7,867 (89)
UBS Investment Bank 7/19/24 USD 2,113 JPY 328,147 66
UBS Investment Bank 8/23/24 EUR 8,134 USD 8,876 (141)
UBS Investment Bank 8/23/24 USD 2,426 EUR 2,261 (2)
UBS Investment Bank 10/11/24 IDR 12,095,476 USD 733 5

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 10/11/24 USD 4,004 PEN 15,288 $ 27
Wells Fargo 7/5/24 PEN 17,310 USD 4,545 (41)
Wells Fargo 7/5/24 USD 6,479 PEN 24,105 207
Wells Fargo 7/12/24 USD 355 DKK 2,462 1
Wells Fargo 7/19/24 USD 646 NOK 7,127 (22)
Wells Fargo 9/6/24 USD 9,269 COP 36,676,632 529
Wells Fargo 10/11/24 USD 4,544 PEN 17,310 41
Net unrealized gain (loss) on open forward
currency exchange contracts $ (2,169)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 45 Commonwealth of Australia ten year
bond contracts 9/24 (3,409) $ 5
Long, 67 Commonwealth of Australia three year
bond contracts 9/24 4,714 (14)
Long, 33 Euro BOBL contracts 9/24 4,115 31
Short, 17 Euro BTP contracts 9/24 (2,099) 2
Short, 52 Euro BUND contracts 9/24 (7,330) 41
Long, 9 Euro BUXL thirty year bond contracts 9/24 1,255 18
Long, 122 Euro OAT contracts 9/24 16,086 (114)
Short, 31 Euro SCHATZ contracts 9/24 (3,509) (13)
Long, 83 Government of Canada ten year bond
contracts 9/24 7,285 58
Short, 2 Government of Japan ten year bond
contracts 9/24 (1,776) 6
Long, 300 Republic of South Korea ten year bond
contracts 9/24 24,981 102
Short, 181 Republic of South Korea three year
bond contracts 9/24 (13,833) (35)
Short, 129 U.K. Gilt ten year contracts 9/24 (15,911) (179)
Short, 56 U.S. Treasury Long Bond contracts 9/24 (6,625) (70)
Short, 60 U.S. Treasury Notes five year contracts 9/24 (6,395) 6
Short, 72 U.S. Treasury Notes ten year contracts 9/24 (7,919) (73)
Net payments (receipts) of variation margin to date 384
Variation margin receivable (payable) on open futures contracts $ 155

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 438 ++
Totals $ — # $ — $ 438 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 25,836 ¤ ¤ $ 20,665
Total $ 20,665 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $438 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,665.

T. ROWE PRICE International Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $889,415) $ 832,311
Foreign currency (cost $9,122) 9,121
Interest receivable 8,324
Unrealized gain on forward currency exchange contracts 6,728
Cash deposits on centrally cleared swaps 3,709
Receivable for investment securities sold 3,074
Cash deposits on futures contracts 2,061
Receivable for shares sold 238
Variation margin receivable on futures contracts 155
Unrealized gain on bilateral swaps 144
Due from affiliates 39
Bilateral swap premiums paid 23
Other assets 217
Total assets 866,144
Liabilities
Unrealized loss on forward currency exchange contracts 8,897
Obligation to return securities lending collateral 8,369
Payable for investment securities purchased 7,668
Payable for shares redeemed 387
Investment management fees payable 336
Bilateral swap premiums received 83
Variation margin payable on centrally cleared swaps 66
Options written (premiums $88) 28
Payable to directors 1
Other liabilities 262
Total liabilities 26,097
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 840,047

T. ROWE PRICE International Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (189,059)
Paid-in capital applicable to 122,169,388 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,029,106
NET ASSETS $ 840,047
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $206,343; Shares outstanding: 30,048,043) $ 6.87
Advisor Class
(Net assets: $2,015; Shares outstanding: 298,212) $ 6.76
I Class
(Net assets: $452,087; Shares outstanding: 65,667,044) $ 6.88
Z Class
(Net assets: $179,602; Shares outstanding: 26,156,089) $ 6.87

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $347) $ 16,414
Dividend 438
Securities lending 26
Other 17
Total income 16,895
Expenses
Investment management 2,196
Shareholder servicing
Investor Class $ 351
Advisor Class 4
I Class 39 394
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 13
Advisor Class 1
I Class 2
Z Class 1 17
Custody and accounting 120
Registration 33
Legal and audit 20
Directors 2
Waived / paid by Price Associates (823)
Total expenses 1,961
Net investment income 14,934

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (22,645)
Futures (314)
Swaps (4,989)
Options written 24
Forward currency exchange contracts (5,676)
Foreign currency transactions (128)
Net realized loss (33,728)
Change in net unrealized gain / loss
Securities (33,683)
Futures (62)
Swaps 3,765
Options written 1,014
Forward currency exchange contracts (5,195)
Other assets and liabilities denominated in foreign currencies (368)
Change in net unrealized gain / loss (34,529)
Net realized and unrealized gain / loss (68,257)
DECREASE IN NET ASSETS FROM OPERATIONS $ (53,323)

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,934 $ 28,491
Net realized loss (33,728) (49,485)
Change in net unrealized gain / loss (34,529) 83,213
Increase (decrease) in net assets from
operations (53,323) 62,219
Distributions to shareholders
Net earnings
Investor Class (3,241) (1,039)
Advisor Class (24) (12)
I Class (6,928) (1,981)
Z Class (4,230) (1,508)
Tax return of capital – –
Investor Class – (5,164)
Advisor Class – (82)
I Class – (9,677)
Z Class – (7,810)
Decrease in net assets from distributions (14,423) (27,273)
Capital share transactions
*
Shares sold
Investor Class 13,023 25,373
Advisor Class 361 162
I Class 47,499 90,677
Z Class 2,258 93,805
Distributions reinvested
Investor Class 3,085 5,945
Advisor Class 24 93
I Class 6,608 11,168
Z Class 4,203 9,318
Shares redeemed
Investor Class (37,270) (51,191)
Advisor Class (257) (1,490)
I Class (21,680) (68,823)
Z Class (85,257) (67,712)
Increase (decrease) in net assets from capital
share transactions (67,403) 47,325

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period (135,149) 82,271
Beginning of period 975,196 892,925
End of period $ 840,047 $ 975,196
*Share information (000s)
Shares sold
Investor Class 1,846 3,586
Advisor Class 53 23
I Class 6,709 12,725
Z Class 320 12,976
Distributions reinvested
Investor Class 442 842
Advisor Class 4 13
I Class 944 1,579
Z Class 601 1,321
Shares redeemed
Investor Class (5,283) (7,226)
Advisor Class (38) (219)
I Class (3,080) (9,756)
Z Class (12,379) (9,918)
Increase (decrease) in shares outstanding (9,861) 5,946

T. ROWE PRICE International Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International
Bond Fund (Investor Class), the International Bond Fund–Advisor Class
(Advisor Class), the International Bond Fund–I Class (I Class) and the
International Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities

T. ROWE PRICE International Bond Fund

are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE International Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE International Bond Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE International Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 570,568 $ — $ 570,568
Corporate Bonds — 196,416 2,611 199,027
Short-Term Investments 12,296 41,378 — 53,674
Securities Lending Collateral 8,369 — — 8,369
Options Purchased — 673 — 673
Total Securities 20,665 809,035 2,611 832,311
Swaps* — 1,644 — 1,644
Forward Currency Exchange
Contracts — 6,728 — 6,728
Futures Contracts* 269 — — 269
Total $ 20,934 $ 817,407 $ 2,611 $ 840,952
Liabilities
Options Written $ — $ 28 $ — $ 28
Swaps* — 831 — 831
Forward Currency Exchange
Contracts — 8,897 — 8,897
Futures Contracts* 498 — — 498
Total $ 498 $ 9,756 $ — $ 10,254

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 1,642
Foreign exchange derivatives Forwards, Securities^ 7,086
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 586
^
,*
Total $ 9,314
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 22
Interest rate derivatives Centrally Cleared Swaps, Futures 1,086
Foreign exchange derivatives Forwards 8,897
Credit derivatives Centrally Cleared Swaps, Options
Written 249
Total $ 10,254
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ 24 $ (314) $ — $ (5,117) $ (5,407)
Foreign
exchange
derivatives (105) — — (5,676) — (5,781)
Credit
derivatives — — — — 128 128
Total $ (105) $ 24 $ (314) $ (5,676) $ (4,989) $ (11,060)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (22) $ (22)
Interest rate
derivatives — 954 (62) — 3,843 4,735
Foreign
exchange
derivatives 32 — — (5,195) — (5,163)
Credit
derivatives 204 60 — — (56) 208
Total $ 236 $ 1,014 $ (62) $ (5,195) $ 3,765 $ (242)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE International Bond Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, cash of $5,770,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE International Bond Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less than
$0)
Counterparty Assets Liabilities
Bank of America $ 654 $ (426) $ 228 $ — $ 228
Barclays Bank 165 (1,124) (959) 1,064 105
BNP Paribas 1,207 (706) 501 (801) —
BNY Mellon 94 (12) 82 — 82
Canadian Imperial
Bank of Commerce — (20) (20) — —
Citibank 553 (892) (339) 443 104
Deutsche Bank 477 (67) 410 (350) 60
Goldman Sachs 756 (296) 460 (300) 160
HSBC Bank 532 (305) 227 (277) —
JPMorgan Chase 531 (468) 63 — 63
Morgan Stanley 440 (100) 340 (449) —
RBC Dominion
Securities 233 (685) (452) 453 1
Societe Generale 2 — 2 — 2
Standard Chartered 80 (87) (7) — —
State Street 817 (2,898) (2,081) 2,125 44
UBS Investment
Bank 166 (776) (610) 608 —
Wells Fargo 778 (63) 715 (600) 115
Total $ 7,485 $ (8,925)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 37% and 47% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the

T. ROWE PRICE International Bond Fund

six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 14% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 36% of net assets.

T. ROWE PRICE International Bond Fund

Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults

T. ROWE PRICE International Bond Fund

and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2024, the notional amount of protection sold by the fund totaled $16,589,000 (2.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 32% and
66% of net assets.

T. ROWE PRICE International Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE International Bond Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At June 30, 2024, the value of loaned securities was $7,980,000; including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $8,369,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $241,383,000 and
$284,600,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$82,713,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $889,692,000. Net unrealized loss aggregated
$60,762,000 at period-end, of which $17,568,000 related to appreciated investments and $78,330,000 related to depreciated investments.

T. ROWE PRICE International Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE International Bond Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,737,000 remain subject to

T. ROWE PRICE International Bond Fund

repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $276,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(199) $(2) $(7) $(615)

T. ROWE PRICE International Bond Fund

without prior notice. For the six months ended June 30, 2024, the fund was charged $4,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, approximately 5% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and

T. ROWE PRICE International Bond Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on
March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory
Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadvisers’ senior management teams and investment personnel

T. ROWE PRICE International Bond Fund

involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Expense Universe, and Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Expense
Universe, and Advisor Class Expense Group).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Bond Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024